Summary of Significant Accounting Policies - Asset Retirement Obligations (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Opening balance	2,351,464	2,166,691	1,998,060
Accretion expense	198,464	184,773	168,631
Ending balance	2,549,928	2,351,464	2,166,691